Commitments and Contingencies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Current per claim coverage	$ 1,000,000.0
Annual coverage limit	3,000,000.0
Malpractice insurance accrual incurred	$ 0	$ 0